ING VARIABLE PRODUCTS TRUST

ING VP SmallCap Opportunities Portfolio

(“Portfolio”)

Supplement dated January 15, 1009

to the Portfolio’s Adviser Class (“ADV Class”) Prospectus (“Prospectus”)

dated November 18, 2008

Effective immediately the Prospectus is hereby revised as follows:

The third sentence of footnote 4 to the table entitled “Operating Expenses Paid Each Year by the Portfolio” in the section entitled “What You Pay to Invest” found on page 4 of the Prospectus is hereby deleted and replaced with the following:

The expense limit will continue through at least April 30, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE PRODUCTS TRUST

ING VP SmallCap Opportunities Portfolio

(“Portfolio”)

Supplement dated January 15, 2009

to the Portfolio’s Adviser Class (“ADV Class”)

 Statement of Additional Information (“SAI”)

dated November 18, 2008

Effective immediately the SAI is hereby revised as follows:

The first sentence of the third paragraph in the section entitled “Expense Limitation Agreement” found on page 51 of the SAI is hereby deleted and replaced with the following:

The expense limitation agreement provides that the expense limitation shall continue until April 30, 2009 for the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE